                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                    QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
                   OF REGISTERED MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-4946

                           THOMPSON PLUMB FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                           1200 JOHN Q. HAMMONS DRIVE
                                MADISON, WI 53717
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)--(ZIP CODE)

                           JOHN W. THOMPSON, CHAIRMAN
                           THOMPSON PLUMB FUNDS, INC.
                           1200 JOHN Q. HAMMONS DRIVE
                            MADISON, WISCONSIN 53717
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                 WITH A COPY TO:

                             CHARLES M. WEBER, ESQ.
                               QUARLES & BRADY LLP
                            411 EAST WISCONSIN AVENUE
                           MILWAUKEE, WISCONSIN 53202

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (608) 827-5700

                   DATE OF FISCAL YEAR END: NOVEMBER 30, 2005

                   DATE OF REPORTING PERIOD: FEBRUARY 28, 2005

      Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5, to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, N.W., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

                           THOMPSON PLUMB FUNDS, INC.
                                  GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                          FEBRUARY 28, 2005 (UNAUDITED)

                                                  Shares         Value
                                                ---------     ------------

COMMON STOCKS - 100.0%

    CONSUMER DISCRETIONARY - 16.7%
       HOTELS, RESTAURANTS & LEISURE - 0.8%
       Wendy's International                      289,200     $ 10,946,220
                                                              ------------

       HOUSEHOLD DURABLES - 0.9%
       Blyth                                      391,900       12,458,501
                                                              ------------

       INTERNET & CATALOG RETAIL - 0.5%
       eBay (a)                                    68,500        2,934,540
       IAC/InterActiveCorp (a)                    158,800        3,573,000
                                                              ------------
                                                                 6,507,540
                                                              ------------

       MEDIA - 11.9%
       Clear Channel Communications               335,900       11,178,752
       Comcast - Class A Special (a)              405,700       12,925,602
       Interpublic Group (a)                      263,500        3,462,390
       Time Warner (a)                          2,567,300       44,234,579
       Tribune                                     88,600        3,608,678
       Viacom - Class B                         2,395,100       83,588,990
                                                              ------------
                                                               158,998,991
                                                              ------------

       SPECIALTY RETAIL - 2.6%
       Gap                                        440,100        9,387,333
       Office Depot (a)                         1,321,900       25,446,575
                                                              ------------
                                                                34,833,908
                                                              ------------

    CONSUMER STAPLES - 13.2%
       BEVERAGES - 6.2%
       Coca-Cola                                1,668,200       71,398,960
       PepsiCo                                    221,900       11,951,534
                                                              ------------
                                                                83,350,494
                                                              ------------

       FOOD & STAPLES RETAILING - 2.7%
       Sysco                                      280,300        9,647,926
       Wal-Mart Stores                            531,700       27,441,037
                                                              ------------
                                                                37,088,963
                                                              ------------

       FOOD PRODUCTS - 2.8%
       General Mills                              722,500       37,837,325
                                                              ------------

       HOUSEHOLD PRODUCTS - 1.5%
       Colgate-Palmolive                          371,300       19,649,196
                                                              ------------

    ENERGY - 9.4%
       OIL, GAS & CONSUMABLE FUELS - 9.4%
       ChevronTexaco                              722,500       44,852,800
       Exxon Mobil                              1,281,400       81,125,434
                                                              ------------
                                                               125,978,234
                                                              ------------

                           THOMPSON PLUMB FUNDS, INC.
                                  GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                          FEBRUARY 28, 2005 (UNAUDITED)

                                                    Shares          Value
                                                    ------          -----
COMMON STOCKS - 100.0% (Continued)

    FINANCIALS - 29.6%
       COMMERCIAL BANKS - 3.6%
       Fifth Third Bancorp                         1,062,000     $ 47,545,740
                                                                 ------------

       DIVERSIFIED FINANCIAL SERVICES - 17.7%
       Citigroup                                     506,100       24,151,092
       Fannie Mae                                  1,615,600       94,447,976
       Freddie Mac                                   816,700       50,635,400
       Instinet Group (a)                            316,200        1,911,429
       Morgan Stanley                                573,300       32,374,251
       State Street                                  775,000       33,983,750
                                                                 ------------
                                                                  237,503,898
                                                                 ------------

       INSURANCE - 8.3%
       American International Group                  707,800       47,281,040
       Berkshire Hathaway - Class B (a)                5,900       17,788,500
       Cincinnati Financial                          769,700       34,428,681
       Hartford Financial Services Group             106,400        7,655,480
       St. Paul Travelers                            123,000        4,713,360
                                                                 ------------
                                                                  111,867,061
                                                                 ------------

    HEALTH CARE - 12.5%
       BIOTECHNOLOGY - 1.8%
       Amgen (a)                                     387,300       23,861,553
                                                                 ------------

       HEALTH CARE EQUIPMENT & SUPPLIES - 0.9%
       ChromaVision Medical Systems (a)            1,870,800        2,824,908
       Medtronic                                     194,600       10,142,552
                                                                 ------------
                                                                   12,967,460
                                                                 ------------
       HEALTH CARE PROVIDERS & SERVICES - 4.7%
       Accredo Health (a)                             19,900          848,138
       Cardinal Health                               409,300       23,964,515
       IMS Health                                  1,062,000       25,859,700
       Schein, Henry (a)                             167,800       12,138,652
                                                                 ------------
                                                                   62,811,005
                                                                 ------------

       PHARMACEUTICALS - 5.1%
       Pfizer                                      2,599,500       68,340,855
                                                                 ------------

                           THOMPSON PLUMB FUNDS, INC.
                                  GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                          FEBRUARY 28, 2005 (UNAUDITED)

                                                               Shares           Value
                                                               ------           -----
COMMON STOCKS - 100.0% (Continued)

    INDUSTRIALS - 3.2%
       INDUSTRIAL CONGLOMERATES - 3.2%
       Tyco                                                   1,276,800     $   42,747,264
                                                                            --------------

    INFORMATION TECHNOLOGY - 15.4%
       COMMUNICATIONS EQUIPMENT - 1.7%
       Cisco Systems (a)                                        707,800         12,329,876
       JDS Uniphase (a)                                         884,800          1,681,120
       Nokia Oyj ADR                                            581,600          9,387,024
                                                                            --------------
                                                                                23,398,020
                                                                            --------------

       COMPUTERS & PERIPHERALS - 1.1%
       Hewlett-Packard                                          722,500         15,028,000
                                                                            --------------

       IT SERVICES - 6.1%
       First Data                                             1,409,800         57,829,996
       Fiserv (a)                                               263,500          9,997,190
       Paychex                                                  369,700         11,804,521
       Unisys (a)                                               176,800          1,357,824
                                                                            --------------
                                                                                80,989,531
                                                                            --------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 1.5%
       Intel                                                    827,700         19,848,246
                                                                            --------------

       SOFTWARE - 5.0%
       Microsoft                                              2,682,600         67,547,868
                                                                            --------------

       TOTAL COMMON STOCKS
          (COST $1,243,286,051)                                              1,342,105,873
                                                                            --------------

WARRANTS - 0.0%

    HEALTH CARE - 0.0%
       HEALTH CARE EQUIPMENT & SUPPLIES - 0.0%
       ChromaVision Medical Systems, issued 3/31/2004,
          exercise price $2.75, expires 3/31/2008 (a) (b)        30,000                  -
       ChromaVision Medical Systems, issued 4/27/2004,
          exercise price $2.75, expires 4/27/2008 (a) (b)        45,000                  -
                                                                            --------------
                                                                                         -
                                                                            --------------
       TOTAL WARRANTS
          (COST $0)                                                                      -
                                                                            --------------

                           THOMPSON PLUMB FUNDS, INC.
                                  GROWTH FUND
                            SCHEDULE OF INVESTMENTS
                          FEBRUARY 28, 2005 (UNAUDITED)

                                                                   Principal
                                                                     Amount               Value
                                                                   ----------             -----
SHORT-TERM INVESTMENTS - 0.0%

    VARIABLE RATE DEMAND NOTES - 0.0%
       Wisconsin Central Credit Union, 2.290%                    $           58     $            58
                                                                                    ---------------

       Total Variable Rate Demand Notes                                                          58
                                                                                    ---------------

       TOTAL SHORT-TERM INVESTMENTS
          (COST $58)                                                                             58
                                                                                    ---------------

       TOTAL INVESTMENTS - 100.0%
          (COST $1,243,286,109)                                                       1,342,105,931
                                                                                    ---------------

       NET OTHER ASSETS AND LIABILITIES - (0.0)%                                           (653,000)
                                                                                    ---------------

       NET ASSETS - 100.0%                                                          $ 1,341,452,931
                                                                                    ===============

(a) Non-income producing security.
(b) Security is illiquid

          Federal tax cost                                                          $ 1,248,913,068
          Unrealized appreciation                                                   $   149,394,962
          Unrealized depreciation                                                   $   (56,202,099)
          Net unrealized appreciation (depreciation)                                $    93,192,863

                           THOMPSON PLUMB FUNDS, INC.
                                   BOND FUND
                            SCHEDULE OF INVESTMENTS
                          FEBRUARY 28, 2005 (UNAUDITED)

                                                                  Principal
                                                                   Amount           Value
                                                                 -----------     -----------
BONDS - 89.8%

    CORPORATE BONDS - 61.3%

       Adelphia Communications, 9.875% due 3/1/2005 (a)          $ 1,198,000     $1,039,265
       Beneficial Corp., 6.850% due 10/3/2007                      1,000,000      1,066,862
       Charter Communications Cvt., 4.750% due 6/1/2006            1,600,000      1,532,000
       General Motors Acceptance Corp., 6.750% due 1/15/2006       2,000,000      2,040,970
       Hartford Life, 7.100% due 6/15/2007                           500,000        528,838
       International Lease Finance, 5.625% due 6/1/2007              850,000        876,046
       Kerr-McGee, 6.625% due 10/15/2007                           1,000,000      1,053,798
       Marshall & Ilsley, 5.750% due 9/1/2006                      1,000,000      1,030,094
       Maytag, 6.875% due 3/31/2006                                1,000,000      1,026,072
       Morgan, J. P., 6.700% due 11/1/2007                           500,000        532,805
       Penney, J. C., 7.600% due 4/1/2007                          1,000,000      1,066,147
       Sears, Roebuck, 6.700% due 11/15/2006                       1,000,000      1,025,698
       SLM, 4.720% due 3/2/2009 (b)                                1,000,000        995,890
       Thermo Electron Cvt., 3.250% due 11/1/2007                  1,500,000      1,479,375
       Tribune, 6.875% due 11/1/2006                               1,000,000      1,045,716
       Tyco, 6.375% due 6/15/2005                                  1,040,000      1,048,259
       US West, 6.625% due 9/15/2005                                 265,000        267,981
       Wisconsin Power & Light, 7.000% due 6/15/2007               1,000,000      1,056,051
                                                                                 ----------

       Total Corporate Bonds                                                     18,711,867
                                                                                 ----------

    UNITED STATES GOVERNMENT AND AGENCY ISSUES - 28.5%

       Fannie Mae, 4.000% due 10/30/2008                           1,250,000      1,241,520
       Fannie Mae, 4.000% due 12/15/2008                           1,000,000        991,422
       Federal Home Loan Banks, 2.500% due 12/30/2008              1,000,000        979,286
       Federal Home Loan Banks, 2.500% due 6/30/2009                 350,000        343,394
       Freddie Mac, 3.290% due 6/16/2009                             600,000        577,149
       United States Treasury Note, 2.750% due 7/31/2006           4,600,000      4,556,157
                                                                                 ----------

       Total United States Government and Agency Issues                           8,688,928
                                                                                 ----------

       TOTAL BONDS
          (COST $27,085,392)                                                     27,400,795
                                                                                 ----------

                           THOMPSON PLUMB FUNDS, INC.
                                   BOND FUND
                            SCHEDULE OF INVESTMENTS
                          FEBRUARY 28, 2005 (UNAUDITED)

                                                              Principal
                                                               Amount          Value
                                                             ----------     -----------
SHORT-TERM INVESTMENTS - 7.9%

    UNITED STATES GOVERNMENT BILLS - 7.8%
       United States Treasury Bills, 2.202% due 3/3/2005
                                                             $2,395,000     $ 2,394,716
                                                                            -----------

       Total United States Government Bills                                   2,394,716
                                                                            -----------

    VARIABLE RATE DEMAND NOTES - 0.1%
       Wisconsin Central Credit Union, 2.290%                    16,502          16,502
                                                                            -----------

       Total Variable Rate Demand Notes                                          16,502
                                                                            -----------

       TOTAL SHORT-TERM INVESTMENTS
          (COST $2,411,218)                                                   2,411,218
                                                                            -----------

       TOTAL INVESTMENTS - 97.7%
          (COST $29,496,610)                                                 29,812,013
                                                                            -----------

       NET OTHER ASSETS AND LIABILITIES - 2.3%                                  695,520
                                                                            -----------

       NET ASSETS - 100.0%                                                  $30,507,533
                                                                            ===========

(a) Security in default.

(b) Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of February 28, 2005.

Federal tax cost                               $ 29,514,397
Unrealized appreciation                        $    600,836
Unrealized depreciation                        $   (303,220)
Net unrealized appreciation (depreciation)     $    297,616

Securities valuation policies and other investment related disclosures are hereby incorporated by reference the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

ITEM 2. CONTROLS AND PROCEDURES

      (a) Disclosure Controls and Procedures. Based on an evaluation of the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) carried out under the supervision and with the participation of the Registrant's management, including its principal executive and financial officers, within 90 days prior to the filing date of this report on Form N-CSR, the Registrant's principal executive and financial officers have concluded that the design and operation of the Registrant's disclosure controls and procedures are effective in providing reasonable assurance that the information required to be disclosed on Form N-CSR is recorded, processed, summarized and recorded within the time periods specified in the SEC's rules and forms.

      (b) Changes in Internal Control Over Financial Reporting. There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

      The following exhibits are attached to this Form N-Q:

EXHIBIT NO.     DESCRIPTION OF EXHIBIT
-----------     ----------------------
3(a)            Certification of Principal Executive Officer Required by Section
                302 of the Sarbanes-Oxley Act of 2002

3(b)            Certification of Principal Financial Officer Required by Section
                302 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized, on this 21st day of April, 2005.

                                     THOMPSON PLUMB FUNDS, INC.

                                     By: /s/ John W. Thompson
                                         ---------------------------------------
                                           John W. Thompson, Chairman

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities indicated on this 21st day of April, 2005.

                                     By:   /s/ John W. Thompson
                                         ---------------------------------------
                                           John W. Thompson, Chairman
                                           (Principal Executive Officer)

                                     By:   /s/ Penny M. Hubbard
                                         ---------------------------------------
                                           Penny M. Hubbard, Chief
                                           Financial Officer and Treasurer
                                           (Principal Financial Officer)

                                       3